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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9078

                           The Penn Street Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

83 General Warren Blvd., Suite 200, Malvern, PA                 19355
--------------------------------------------------------------------------------
(Address of principal executive offices)                      (Zip code)

                           Citco Mutual Fund Services
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 866-207-5175

Date of fiscal year end: 10/31/2005

Date of reporting period: 7/31/2005

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2005 (Unaudited)
PSA Sector

                                                       Shares          Value
                                                    ------------   ------------
COMMON STOCKS - 95.02%
Aerospace & Defense - 1.66%
L-3 Communications Holdings, Inc.                          2,120   $    165,848
                                                                   ------------
Aerospace/Defense - 1.93%
Rockwell Collins, Inc.                                     3,965        193,492
                                                                   ------------
Apparel - 4.97%
Coach, Inc. (a)                                            4,065        142,722
Nike, Inc.                                                 1,730        144,974
Nordstrom, Inc.                                            5,690        210,587
                                                                   ------------
                                                                        498,283
                                                                   ------------

Auto Manufacturers - 1.91%
Paccar, Inc.                                               2,645        191,022
                                                                   ------------
Banks - 5.13%
Bank of America Corp.                                      4,470        194,892
Wachovia Corp.                                             3,250        163,735
Wells Fargo & Co.                                          2,540        155,803
                                                                   ------------
                                                                        514,430
                                                                   ------------

Biotechnology - 2.19%
Amgen, Inc. (a)                                            2,745        218,914
                                                                   ------------
Chemicals - 1.70%
Dow Chemical Co.                                           3,555        170,462
                                                                   ------------
Computers - 5.66%
Apple Computer, Inc. (a)                                   5,080        216,662
Dell, Inc. (a)                                             4,065        164,510
Western Digital Corp. (a)                                 12,400        185,876
                                                                   ------------
                                                                        567,048
                                                                   ------------

Diversified Financial Services - 1.95%
American Express Co.                                       3,555        195,525
                                                                   ------------
Diversified Utilities - 1.46%
WPS Resources Corp.                                        2,540        146,710
                                                                   ------------
Financial Services - 4.35%
Bear Stearns Companies, Inc.                               1,730        176,650
Capital One Financial Corp.                                  815         67,238
Lehman Brothers Holdings, Inc.                             1,830        192,388
                                                                   ------------
                                                                        436,276
                                                                   ------------

Food - 2.20%
Hershey Foods Corp.                                        3,455        220,671
                                                                   ------------
Food & Beverages - 1.36%
Chiquita Brands International, Inc.                        4,500        135,810
                                                                   ------------
Hand & Machine Tools - 1.19%
Black & Decker Corp.                                       1,320        119,209
                                                                   ------------
Healthcare - Products - 3.57%
C R Bard, Inc.                                             2,440        162,968
Johnson & Johnson                                          3,050        195,078
                                                                   ------------
                                                                        358,046
                                                                   ------------

Healthcare - Services - 4.75%
Coventry Health Care, Inc. (a)                             1,730        122,363
Unitedhealth Group, Inc.                                   3,455        180,696
Well Point, Inc. (a)                                       2,440        172,606
                                                                   ------------
                                                                        475,665
                                                                   ------------

Home Builders - 4.45%
D.R. Horton, Inc.                                          5,975        245,453
KB Home                                                    2,445        200,270
                                                                   ------------
                                                                        445,723
                                                                   ------------

Household Products - 1.34%
Fortune Brands, Inc.                                       1,425        134,734
                                                                   ------------
Insurance - 5.25%
Aflac, Inc.                                                2,645        119,289
Chubb Corp.                                                2,745        243,811
Prudential Financial, Inc.                                 2,440        163,236
                                                                   ------------
                                                                        526,336
                                                                   ------------

Lodging - 1.33%
Boyd Gaming Corp.                                          2,540        133,198
                                                                   ------------
Machinery - Diversified - 1.91%
Cummins, Inc.                                              2,235        190,958
                                                                   ------------
Metal Fabricate/Hardware - 1.42%
Timken Co.                                                 5,385        142,541
                                                                   ------------
Mining - 2.00%
Phelps Dodge Corp.                                         1,880        200,126
                                                                   ------------
Oil & Gas - 11.90%
Anadarko Petroleum Corp.                                   2,245        198,346
Apache Corp.                                               2,540        173,736
Chevron Corp.                                              2,235        129,652
ConocoPhillips                                             3,050        190,899
Exxon Mobil Corp.                                          2,950        173,313
Occidental Petroleum Corp.                                 1,525        125,477
Valero Energy Corp.                                        2,425        200,742
                                                                   ------------
                                                                      1,192,165
                                                                   ------------

Retail - 7.58%
American Eagle Outfitters, Inc.                            5,525        182,049
Federated Department Stores Inc.                           2,470        187,399
Mens Wearhouse, Inc. (a)                                   5,450        195,982
Sherwin-Williams Co.                                       4,065        193,534
                                                                   ------------
                                                                        758,964
                                                                   ------------

Savings & Loans - 1.98%
Golden West Financial Corp.                                3,050        198,616
                                                                   ------------
Semiconductors - 4.38%
Intel Corp.                                                7,010        190,251
National Semiconductor Corp.                              10,060        248,583
                                                                   ------------
                                                                        438,834
                                                                   ------------

Telecommunications - 1.81%
Harris Corp.                                               4,880        180,902
                                                                   ------------
Transportation - 3.69%
Norfolk Southern Corp.                                     5,590        208,004
Yellow Roadway Corp. (a)                                   3,050        161,375
                                                                   ------------
                                                                        369,379
                                                                   ------------

TOTAL COMMON STOCKS (Cost $7,744,299)                              $  9,519,887
                                                                   ------------
INVESTMENT COMPANIES - 1.57%
Equity Fund - 1.57%
Standard and Poor's Depository Receipts Trust              1,270        157,188
                                                                   ------------
TOTAL INVESTMENT COMPANIES (Cost $152,305)                         $    157,188
                                                                   ------------
SHORT TERM INVESTMENTS - 5.03%
Money Market Funds - 5.03%
Harleysville National Bank Money Market Fund (a)    $    503,993   $    503,993
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS (Cost $503,993)                       $    503,993
                                                                   ------------
Total Investments (Cost $8,400,597) - 101.62%                      $ 10,181,068
Liabilities in Excess of Other Assets, Net (1.62)%                     (161,854)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $ 10,019,214
                                                                    ===========

Footnotes
The following information for the Funds is presented on an income tax basis as of July 31, 2005:

                                          Gross         Gross
                            Cost of     Unrealized    Unrealized  Net Unrealized
                          Investments  Appreciation  Depreciation   Gain/(Loss)
                          ------------------------------------------------------
PSA Sector                  8,400,597    1,840,103      (59,632)      1,780,471

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.
(a)   Non-income producing security

Schedule of Investments
July 31, 2005 (Unaudited)
Baldwin Large Cap Growth

                                                           Shares       Value
                                                         ----------   ----------
COMMON STOCKS - 94.67%
Aerospace & Defense - 2.70%
L-3 Communications Holdings, Inc.                               625   $   48,894
                                                                      ----------
Apparel - 1.94%
Coach, Inc. (a)                                               1,000       35,110
                                                                      ----------
Auto Parts & Equipment - 1.78%
Autoliv, Inc.                                                   725       32,299
                                                                      ----------
Banks - 2.63%
Wells Fargo & Co.                                               775       47,539
                                                                      ----------
Beverages - 2.27%
Constellation Brands, Inc. (a)                                1,500       41,100
                                                                      ----------
Biotechnology - 2.20%
Amgen, Inc. (a)                                                 500       39,875
                                                                      ----------
Chemicals - 2.87%
Praxair, Inc.                                                 1,050       51,860
                                                                      ----------
Commercial Services - 3.41%
Apollo Group, Inc. (a)                                          525       39,454
Aramark Corp.                                                   800       22,272
                                                                      ----------
                                                                          61,726
                                                                      ----------

Computers - 1.12%
Dell, Inc. (a)                                                  500       20,235
                                                                      ----------
Cosmetics & Toiletries - 2.31%
Procter & Gamble Co.                                            750       41,723
                                                                      ----------
Diversified Financial Services - 3.82%
Countrywide Financial Corp.                                     700       25,200
JPMorgan Chase & Co.                                          1,250       43,925
                                                                      ----------
                                                                          69,125
                                                                      ----------

Drugs & Pharmaceuticals - 1.51%
Roche Holding AG ADR                                            400       27,265
                                                                      ----------
Electric - 2.96%
Dominion Resources, Inc.                                        725       53,549
                                                                      ----------
Electrical Compo&Equip - 1.16%
American Power Conversion Corp.                                 750       21,082
                                                                      ----------
Financial Services - 8.22%
Citigroup, Inc.                                               1,000       43,500
MBNA Corp.                                                    2,200       55,352
Merrill Lynch & Co., Inc.                                       850       49,963
                                                                      ----------
                                                                         148,815
                                                                      ----------

Food - 2.26%
Whole Foods Market, Inc.                                        300       40,953
                                                                      ----------
Food & Beverages - 2.11%
PepsiCo, Inc.                                                   700       38,171
                                                                      ----------
Healthcare - Products - 4.18%
Medtronic, Inc.                                                 675       36,410
Varian Medical Systems, Inc. (a)                              1,000       39,260
                                                                      ----------
                                                                          75,670
                                                                      ----------

Healthcare - Services - 2.74%
Well Point, Inc. (a)                                            700       49,518
                                                                      ----------
Insurance - 2.16%
American International Group, Inc.                              650       39,130
                                                                      ----------
Miscellaneous Manufacturing - 6.82%
3M Co.                                                          550       41,250
General Electric Co.                                          1,100       37,950
Honeywell International, Inc.                                 1,125       44,190
                                                                      ----------
                                                                         123,390
                                                                      ----------

Multimedia - 1.27%
Comcast Corp. (a)                                               750       23,047
                                                                      ----------
Office/Business Equipment - 1.31%
Xerox Corp. (a)                                               1,800       23,778
                                                                      ----------
Oil & Gas - 8.60%
Apache Corp.                                                    750       51,300
Exxon Mobil Corp.                                               800       47,000
Patterson-Uti Energy, Inc.                                    1,750       57,452
                                                                      ----------
                                                                         155,752
                                                                      ----------

Pharmaceuticals - 3.74%
Pfizer, Inc.                                                  1,250       33,125
Teva Pharmaceutical Industries Ltd. ADR                       1,100       34,540
                                                                      ----------
                                                                          67,665
                                                                      ----------

Retail - 3.59%
Starbucks Corp. (a)                                             650       34,157
Target Corp.                                                    525       30,844
                                                                      ----------
                                                                          65,001
                                                                      ----------

Semiconductors - 4.83%
Intel Corp.                                                   1,000       27,140
Kla-Tencor Corp.                                                550       28,435
Texas Instruments, Inc.                                       1,000       31,760
                                                                      ----------
                                                                          87,335
                                                                      ----------

Software - 3.01%
Autodesk, Inc.                                                  750       25,642
Electronic Arts (a)                                             500       28,800
                                                                      ----------
                                                                          54,442
                                                                      ----------

Telecommunications - 4.83%
Cisco Systems, Inc. (a)                                       1,400       26,810
Nextel Communications, Inc. (a)                                 925       32,190
Vodafone Group PLC ADR                                        1,100       28,413
                                                                      ----------
                                                                          87,413
                                                                      ----------

Transportation - 2.32%
Fedex Corp.                                                     500       42,045
                                                                      ----------
TOTAL COMMON STOCKS (Cost $1,376,277)                                 $1,713,507
                                                                      ==========

                                                                      ----------
CLOSED END MUTUAL FUNDS - 2.17%
iShares Dow Jones US Basic Materials Sector Index Fund          600       29,646
iShares Dow Jones US Technology Sector Index Fund               200        9,736
                                                                      ----------
TOTAL CLOSED END MUTUAL FUNDS (Cost $37,562)                          $   39,382
                                                                      ==========

SHORT TERM INVESTMENTS - 2.88%
Money Market Funds - 2.88%
Harleysville National Bank Money Market Fund (a)         $   52,147   $   52,147
                                                                      ----------
TOTAL SHORT TERM INVESTMENTS (Cost $52,147)                           $   52,147
                                                                      ----------
Total Investments (Cost $1,465,986) - 99.72%                          $1,805,036
Other Assets in Excess of Liabilities, Net 0.28%                           5,007
                                                                      ----------
TOTAL NET ASSETS - 100.00%                                            $1,810,043
                                                                      ==========

Footnotes
The following information for the Funds is presented on an income tax basis as of July 31,2005:
                                          Gross         Gross
                            Cost of     Unrealized    Unrealized  Net Unrealized
                          Investments  Appreciation  Depreciation   Gain/(Loss)
                          ------------------------------------------------------
Baldwin                    1,465,986     369,958       (30,908)      339,050

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.
ADR   American Depository Receipt
(a)   Non-income producing security

Schedule of Investments
July 31, 2005 (Unaudited)
Berkshire Advisors Select Equity

                                                        Shares        Value
                                                     -----------   -----------
COMMON STOCKS - 93.84%
Auto Manufacturers - 1.05%
Honda Motor Company Ltd. ADR                                 500   $    12,885
                                                                   -----------
Banks - 4.71%
Bank of America Corp.                                        500        21,800
US Bancorp                                                   700        21,042
Wachovia Corp.                                               300        15,114
                                                                   -----------
                                                                        57,956
                                                                   -----------

Chemicals - 5.45%
Dow Chemical Co.                                           1,400        67,130
                                                                   -----------
Commercial Services - 1.39%
H & R Block, Inc.                                            300        17,088
                                                                   -----------
Electrical Components & Equipment - 1.26%
Seagate Technology                                           800        15,496
                                                                   -----------
Forest Products & Paper - 2.77%
Georgia-Pacific Corp.                                      1,000        34,150
                                                                   -----------
Home Builders - 9.58%
Centex Corp.                                                 400        29,592
D.R. Horton, Inc.                                            700        28,756
KB Home                                                      500        40,955
Pulte Homes, Inc.                                            200        18,724
                                                                   -----------
                                                                       118,027
                                                                   -----------

Insurance - 16.36%
Ace Ltd.                                                     300        13,863
Allstate Corp.                                               500        30,630
American International Group, Inc.                           150         9,030
Chubb Corp.                                                  300        26,646
The Hartford Financial Services Group, Inc.                  300        24,171
MBIA, Inc.                                                   300        18,222
Metlife, Inc.                                                500        24,570
Prudential Financial, Inc.                                   400        26,760
St. Paul Travelers Cos., Inc.                                300        13,206
XL Capital Ltd.                                              200        14,364
                                                                   -----------
                                                                       201,462
                                                                   -----------

Iron/Steel - 3.15%
Nucor Corp.                                                  700        38,815
                                                                   -----------
Machinery - Construction & Mining - 1.75%
Caterpillar, Inc.                                            400        21,564
                                                                   -----------
Machinery - Diversified - 2.39%
Deere & Co.                                                  400        29,412
                                                                   -----------
Mining - 3.89%
Phelps Dodge Corp.                                           450        47,902
                                                                   -----------
Miscellaneous Manufacturing - 2.65%
Eaton Corp.                                                  500        32,670
                                                                   -----------
Oil & Gas - 17.94%
Anadarko Petroleum Corp.                                     300        26,505
Apache Corp.                                                 300        20,520
Burlington Resources, Inc.                                   400        25,644
Chevron Corp.                                                300        17,403
ConocoPhillips                                               900        56,331
Kerr-McGee Corp.                                             300        24,063
Marathon Oil Corp.                                           300        17,508
Occidental Petroleum Corp.                                   200        16,456
Valero Energy Corp.                                          200        16,556
                                                                   -----------
                                                                       220,986
                                                                   -----------

Pharmaceuticals - 1.82%
Medco Health Solutions, Inc. (a)                              24         1,163
Pfizer, Inc.                                                 800        21,200
                                                                   -----------
                                                                        22,363
                                                                   -----------

Retail - 8.44%
Federated Department Stores Inc.                             500        37,935
Home Depot, Inc.                                           1,000        43,510
JC Penney Company, Inc.                                      400        22,456
                                                                   -----------
                                                                       103,901
                                                                   -----------

Semiconductors - 2.86%
Intel Corp.                                                1,300        35,282
                                                                   -----------
Telecommunications - 1.38%
Motorola, Inc.                                               800        16,944
                                                                   -----------
Transportation - 5.00%
CSX Corp.                                                    700        31,878
Norfolk Southern Corp.                                       800        29,768
                                                                   -----------
                                                                        61,646
                                                                   -----------

TOTAL COMMON STOCKS (Cost $1,070,562)                              $ 1,155,679
                                                                   -----------
SHORT TERM INVESTMENTS - 6.23%
Money Market Funds - 6.23%
Harleysville National Bank Money Market Fund (a)     $    76,735   $    76,735
                                                                   -----------
TOTAL SHORT TERM INVESTMENTS (Cost $76,735)                        $    76,735
                                                                   -----------
Total Investments (Cost $1,147,297) - 100.07%                      $ 1,232,414
Liabilities in Excess of Other Assets, Net (0.07)%                        (852)
                                                                   -----------
TOTAL NET ASSETS - 100.00%                                         $ 1,231,562
                                                                   ===========

Footnotes
The following information for the Funds is presented on an income tax basis as of July 31,2005:
                                          Gross         Gross
                            Cost of     Unrealized    Unrealized  Net Unrealized
                          Investments  Appreciation  Depreciation   Gain/(Loss)
                          ------------------------------------------------------
Berkshire                  1,147,297      96,940       (11,823)       85,117

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.
ADR   American Depository Receipt
(a)   Non-income producing security

Schedule of Investments
July 31, 2005 (Unaudited)
Cumberland Tax Income

                                                       Shares          Value
                                                     -----------    -----------
PREFERRED STOCKS - 19.14%
Municipal - 19.14%
County of San Diego                                       10,000    $   257,800
                                                                    -----------
TOTAL PREFERRED STOCKS (Cost $242,812)                              $   257,800
                                                                    -----------
                                                      Principal
                                                       Amount          Value
                                                     -----------    -----------
CORPORATE BONDS - 3.93%
Telecommunications - 3.93%
GTE North, Inc.
  6.90%, 11/01/2008                                  $    50,000         52,875
                                                                    -----------
TOTAL CORPORATE BONDS (Cost $53,748)                                $    52,875
                                                                    -----------
MUNICIPAL BONDS - 56.83%
Connecticut - 4.96%
City of Bridgeport
  4.95%, 09/15/2013                                       65,000         66,745
                                                                    -----------
Florida - 12.01%
Broward County Florida Professional
  Sports Facilities
  8.01%, 09/01/2017                                      100,000        107,163
Hillsborough County Port District
  6.50%, 06/01/2017                                       50,000         54,646
                                                                    -----------
                                                                        161,809
                                                                    -----------

Georgia - 6.02%
Atlanta & Fulton County
  7.00%, 12/01/2028                                       75,000         81,054
                                                                    -----------
Ontario - 3.63%
Province of Ontario
  3.375%, 01/15/2008                                      50,000         48,901
                                                                    -----------
Pennsylvania - 22.43%
City of Allentown
  3.41%, 10/01/2009                                      100,000         95,609
City of Wilkes Barre
  6.60%, 03/01/2014                                      100,000        106,405
Pennsylvania Higher Education
  Assistance Agency
  3.15%, 10/01/2042 (a)                                  100,000        100,000
                                                                    -----------
                                                                        302,014
                                                                    -----------

Texas - 7.78%
State of Texas
  7.25%, 12/01/2027                                      100,000        104,830
                                                                    -----------
TOTAL MUNICIPAL BONDS (Cost $779,405)                               $   765,353
                                                                    -----------
ASSET BACKED SECURITIES - 6.16%
Countrywide Home Loans, Inc.
  Series 2004J8, 5.50%, 12/25/2034                        82,609         82,981
                                                                    -----------
TOTAL ASSET BACKED SECURITIES (Cost $84,202)                        $    82,981
                                                                    -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.61%
FHLB - 3.72%
  5.25%, 05/03/2012                                       50,000         50,019
                                                                    -----------
FHLMC - 10.63%
  Series 2563, 4.25%, 03/15/2031                          61,496         60,643
  Series 2704, 4.50%, 02/15/2020                          59,327         58,860
  Series 2808AD, 5.00%, 12/15/2014                        23,438         23,676
                                                                    -----------
                                                                        143,179
                                                                    -----------

GNMA - 11.26%
  Series 2004-2, 3.47%, 04/20/2034                        60,118         58,380
  5.50%, 06/20/2034                                       94,021         93,248
                                                                    -----------
                                                                        151,628
                                                                    -----------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $348,710)                                                   $   344,826
                                                                    -----------
Total Investments (Cost $1,508,877) - 111.67%                       $ 1,503,835
Liabilities in Excess of Other Assets, Net (11.67)%                    (157,147)
                                                                    -----------
TOTAL NET ASSETS - 100.00%                                          $ 1,346,688
                                                                    ===========

Footnotes
The following information for the Funds is presented on an income tax basis as of July 31,2005:
                                          Gross         Gross
                            Cost of     Unrealized    Unrealized  Net Unrealized
                          Investments  Appreciation  Depreciation   Gain/(Loss)
                          ------------------------------------------------------
Cumberland                 1,508,877     17,297        (22,339)      (5,042)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.
(a) Variable rate securities, the coupon rate shown is the effective interest rate as of August 31, 2005.

Schedule of Investments
July 31, 2005 (Unaudited)
McGlinn Balanced

                                                        Shares         Value
                                                      -----------   -----------
COMMON STOCKS - 62.47%
Aerospace/Defense - 0.62%
Lockheed Martin Corp.                                         100   $     6,240
                                                                    -----------
Banks - 0.87%
Bank of America Corp.                                         200         8,720
                                                                    -----------
Beverages - 0.87%
Coca-Cola Co.                                                 200         8,752
                                                                    -----------
Chemicals - 1.81%
Dow Chemical Co.                                              200         9,590
E.I. Du Pont De Nemours & Co.                                 200         8,536
                                                                    -----------
                                                                         18,126
                                                                    -----------

Computer Software & Services - 1.53%
Microsoft Corp.                                               600        15,366
                                                                    -----------
Computers - 3.14%
Hewlett-Packard Co.                                           600        14,772
International Business Machines Corp.                         200        16,692
                                                                    -----------
                                                                         31,464
                                                                    -----------

Cosmetics/Personal Care - 0.53%
Colgate-Palmolive Co.                                         100         5,294
                                                                    -----------
Diversified Financial Services - 1.59%
Morgan Stanley                                                300        15,915
                                                                    -----------
Electrical Components & Equipment - 1.97%
Emerson Electric Co.                                          300        19,740
                                                                    -----------
Financial Services - 6.15%
Citigroup, Inc.                                               400        17,400
Goldman Sachs Group, Inc.                                     100        10,748
MBNA Corp.                                                    400        10,064
Merrill Lynch & Co., Inc.                                     400        23,512
                                                                    -----------
                                                                         61,724
                                                                    -----------

Food - 1.22%
Kraft Foods, Inc.                                             400        12,220
                                                                    -----------
Forest Products & Paper - 1.62%
Bowater, Inc.                                                 200         6,762
International Paper Co.                                       300         9,480
                                                                    -----------
                                                                         16,242
                                                                    -----------

Insurance - 3.73%
American International Group, Inc.                            300        18,060
St. Paul Travelers Cos., Inc.                                 310        13,646
Unumprovident Corp.                                           300         5,745
                                                                    -----------
                                                                         37,451
                                                                    -----------

Media - 2.46%
Dow Jones & Company, Inc.                                     300        11,259
Viacom, Inc.                                                  400        13,396
                                                                    -----------
                                                                         24,655
                                                                    -----------

Mining - 0.84%
Alcoa, Inc.                                                   300         8,415
                                                                    -----------
Miscellaneous Manufacturing - 7.81%
3M Co.                                                        200        15,000
General Electric Co.                                          600        20,700
Honeywell International, Inc.                                 500        19,640
Ingersoll-Rand Co.                                            100         7,817
Tyco International Ltd.                                       500        15,235
                                                                    -----------
                                                                         78,392
                                                                    -----------

Multimedia - 1.84%
Comcast Corp. (a)                                             600        18,438
                                                                    -----------
Oil & Gas - 5.70%
Diamond Offshore Drilling, Inc.                               300        17,118
Marathon Oil Corp.                                            300        17,508
Transocean, Inc. (a)                                          400        22,572
                                                                    -----------
                                                                         57,198
                                                                    -----------

Packaging & Containers - 1.21%
Smurfit-Stone Container Corp. (a)                           1,000        12,130
                                                                    -----------
Pharmaceuticals - 4.65%
Abbott Laboratories                                           300        13,989
Astrazeneca PLC ADR                                           200         9,088
Bristol Myers Squibb Co.                                      500        12,490
Pfizer, Inc.                                                  420        11,130
                                                                    -----------
                                                                         46,697
                                                                    -----------

Retail - 1.12%
Officemax, Inc.                                               214         6,356
Wal-Mart Stores, Inc.                                         100         4,935
                                                                    -----------
                                                                         11,291
                                                                    -----------

Semiconductors - 2.58%
Intel Corp.                                                   200         5,428
Teradyne, Inc. (a)                                            500         7,765
Texas Instruments, Inc.                                       400        12,704
                                                                    -----------
                                                                         25,897
                                                                    -----------

Software - 1.35%
Oracle Corp. (a)                                            1,000        13,580
                                                                    -----------
Telecommunications - 7.26%
Alltel Corp.                                                  300        19,950
Cisco Systems, Inc. (a)                                       700        13,405
Motorola, Inc.                                                800        16,944
SBC Communications, Inc.                                      500        12,225
Verizon Communications, Inc.                                  300        10,269
                                                                    -----------
                                                                         72,793
                                                                    -----------

TOTAL COMMON STOCKS (Cost $569,117)                                 $   626,740
                                                                    -----------

                                                       Principal
                                                        Amount         Value
                                                      -----------   -----------
CORPORATE BONDS - 23.08%
Georgia-Pacific Corp.
    8.125%, 05/15/2011                                $     5,000         5,613
                                                                    -----------
Banks - 2.43%
Bank of America Corp.
    6.25%, 04/15/2012                                       5,000         5,426
Bayerische Landesbank Girozentrale (New York)
    2.60%, 10/16/2006                                       5,000         4,901
Capital One Bank
    5.00%, 06/15/2009                                       5,000         5,041
Compass Bank
    2.80%, 08/19/2009                                       4,091         3,962
Wells Fargo & Co.
    5.125%, 02/15/2007                                      5,000         5,052
                                                                    -----------
                                                                         24,382
                                                                    -----------

Chemicals - 1.02%
E.I. Du Pont De Nemours & Co.
    4.875%, 04/30/2014                                      5,000         5,062
Nova Chemicals Corp.
    7.40%, 04/01/2009                                       5,000         5,169
                                                                    -----------
                                                                         10,231
                                                                    -----------

Computers - 1.15%
Compaq Computer Corp.
    3.625%, 03/15/2008                                      5,000         4,890
International Business Machines Corp.
    8.375%, 11/01/2019                                      5,000         6,631
                                                                    -----------
                                                                         11,521
                                                                    -----------

Diversified Financial Services - 7.03%
AIG Sunamerica Global Financing VI
    6.30%, 05/10/2011 (b)                                   5,000         5,360
Citicorp
    5.00%, 09/15/2014 (b)                                   5,000         5,006
Core Investment Grade Bond Trust I
    4.637%, 11/30/2007                                      9,088         9,066
Ford Motor Credit Co.
    5.625%, 10/01/2008                                      5,000         4,779
GATX Financial Corp.
    6.273%, 06/15/2011 (b)                                  5,000         5,209
General Motors Acceptance Corp.
    6.125%, 09/15/2006                                      5,000         5,033
HSBC Finance Corp.
    6.75%, 05/15/2011                                       5,000         5,460
International Lease Finance Corp.
    5.625%, 06/01/2007                                      5,000         5,089
JP Morgan Chase Capital XIII
    3.50%, 09/30/2034                                       5,000         4,935
JPMorgan Chase & Co.
    4.00%, 02/01/2008                                       2,000         1,979
Lehman Brothers Holdings, Inc.
    8.25%, 06/15/2007                                       5,000         5,333
Merrill Lynch International & Co.
    4.75%, 11/20/2009                                       5,000         5,025
Morgan Stanley Dean Witter & Co.
    6.60%, 04/01/2012                                       3,000         3,272
SLM Holding Corp.
    5.00%, 10/01/2013                                       5,000         5,024
                                                                    -----------
                                                                         70,570
                                                                    -----------

Electric - 2.04%
American Electric Power, Inc.
    5.375%, 03/15/2010                                      5,000         5,112
Duke Power Co.
    5.30%, 10/01/2015                                       5,000         5,144
Firstenergy Corp.
    5.50%, 11/15/2006                                       5,000         5,064
FPL Group Capital, Inc.
    7.625%, 09/15/2006                                      5,000         5,178
                                                                    -----------
                                                                         20,498
                                                                    -----------

Food - 0.54%
Kraft Foods, Inc.
    6.25%, 06/01/2012                                       5,000         5,397
                                                                    -----------
Forest Products & Paper - 0.30%
Abitibi Consolidated Co.
    6.95%, 12/15/2006                                       3,000         3,060
                                                                    -----------
Healthcare - Services - 0.56%
HCA, Inc.
    8.75%, 09/01/2010                                       5,000         5,611
                                                                    -----------
Household Products/Wares - 0.65%
Procter & Gamble
    9.36%, 01/01/2021                                       5,000         6,524
                                                                    -----------
Media - 1.64%
AOL Time Warner, Inc.
    6.875%, 05/01/2012                                      5,000         5,569
Comcast Cable Communications, Inc.
    6.75%, 01/30/2011                                       5,000         5,437
The Walt Disney Co.
    6.375%, 03/01/2012                                      5,000         5,439
                                                                    -----------
                                                                         16,445
                                                                    -----------

Multi-National - 0.55%
Corporacion Andina de Fomento
    6.875%, 03/15/2012                                      5,000         5,492
                                                                    -----------
Oil & Gas - 1.52%
Conoco Funding Co.
    5.45%, 10/15/2006                                      10,000        10,128
Pemex Project Funding Master Trust
    6.125%, 08/15/2008                                      5,000         5,125
                                                                    -----------
                                                                         15,253
                                                                    -----------

Retail - 0.50%
Safeway, Inc.
    4.95%, 08/16/2010                                       5,000         4,969
                                                                    -----------
Telecommunications - 2.09%
Deutsche Telekom International Finance BV
    8.50%, 06/15/2010 (c)                                   3,000         3,424
Sprint Capital Corp.
    7.125%, 01/30/2006                                      6,000         6,077
Verizon Global Funding Corp.
    7.375%, 09/01/2012                                     10,000        11,494
                                                                    -----------
                                                                         20,995
                                                                    -----------

Transportation - 0.50%
CSX Corp.
    4.875%, 11/01/2009                                      5,000         5,004
                                                                    -----------
TOTAL CORPORATE BONDS (Cost $232,889)                               $   231,565
                                                                    -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.41%
FHLMC - 0.93%
Federal Home Loan Mortgage Corporation (Freddie Mac)
    5.50%, 09/15/2011                                       5,000         5,280
                                                                    -----------
FHLB - 1.47%
    2.75%, 12/15/2006                                      15,000        14,718
                                                                    -----------
FHLMC - 0.93%
    Pool M, 4.00%, 05/01/2009                               4,120         4,066
                                                                    -----------
FNMA - 1.99%
    Pool 814349, 4.50%, 05/01/2020                          4,917         4,839
    4.75%, 01/02/2007                                       5,000         5,032
    5.25%, 06/15/2006                                      10,000        10,099
                                                                    -----------
                                                                         19,970
                                                                    -----------

U.S. Treasury Note/Bond - 3.02%
    3.875%, 02/15/2013                                     20,000        19,566
    5.75%, 08/15/2010                                      10,000        10,724
                                                                    -----------
                                                                         30,290
                                                                    -----------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
    (Cost $76,135)                                                  $    74,324
                                                                    -----------

                                                        Shares         Value
                                                      -----------   -----------
WARRANTS - 0.00%
Dime Bancorp, Inc. (a)                                        300            51
                                                                    -----------
TOTAL WARRANTS (Cost $44)                                           $        51
                                                                    -----------
SHORT TERM INVESTMENTS - 7.46%
Money Market Funds - 7.46%
Harleysville National Bank Money Market Fund (a)      $    74,847   $    74,847
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS (Cost $74,847)                         $    74,847
                                                                    -----------
Total Investments  (Cost $953,032) - 100.42%                        $ 1,007,527
Liabilities in Excess of Other Assets, Net (0.42)%                       (4,238)
                                                                    -----------
TOTAL NET ASSETS - 100.00%                                          $ 1,003,289
                                                                    ===========






Footnotes
The following information for the Funds is presented on an income tax basis as of July 31,2005:
                                          Gross         Gross
                            Cost of     Unrealized    Unrealized  Net Unrealized
                          Investments  Appreciation  Depreciation   Gain/(Loss)
                          ------------------------------------------------------
McGlinn                     953,032      92,456        (37,961)       54,495

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.
ADR   American Depository Receipt
(a)   Non-income producing security
(b)   Restricted 144A
(c) Variable rate securities, the coupon rate shown is the effective interest rate as of August 31, 2005.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Penn Street Fund, Inc.

By /s/ G. Michael Mara
   --------------------------
   G. Michael Mara, President

Date September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ G. Michael Mara
   --------------------------
   G. Michael Mara, President

Date September 29, 2005

By /s/ Paul L. Giorgio
   --------------------------
   Paul L. Giorgio, Treasurer

Date September 29, 2005